Acquisitions and Divestitures (2012 Narrative) (Details) - USD ($) shares in Millions, $ in Millions			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jan. 12, 2012	Apr. 30, 2013	Jun. 30, 2012	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Oct. 05, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Relinquishment of Incentive Distributions					$ 56	$ 95	$ 105	$ 128	$ 137
Partners' Capital Account, Units										301.5	355.5	333.8		225.5
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2.2
ETP Holdco Transaction
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 1,400
ETP Holdco Transaction | Class G Units
Business Acquisition [Line Items]
Relinquishment of Incentive Distributions										$ 210
Partners' Capital Account, Units													90.7
SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 463
AmeriGas [Member] | Propane Cylinder Exchange Business [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses				$ 43
Parent Company [Member]
Business Acquisition [Line Items]
Equity interest in Holdco													60.00%
Parent Company [Member] | ETP Holdco Transaction
Business Acquisition [Line Items]
Equity interest in Holdco			60.00%
Sunoco [Member] | PES
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture											33.00%
AmeriGas [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses		$ 1,460
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		29.6
Common Units | Regency | SUGS Contribution [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			31.4